Share-Based Payment Transactions (Details) - Schedule of Weighted Average Exercise Prices of Share Options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2023:
Number of Share Options , Share Options outstanding at the beginning of the year	7,060	209
Weighted average exercise price, Share Options outstanding at the beginning of the year	$ 166.14	$ 76.7
Number of Share Options, Share Options granted during the year		6,851
Weighted average exercise price, Share Options granted during the year		$ 169
Number of Share Options, Share Options cancelled during the year	(47)
Weighted average exercise price, Share Options cancelled during the year	$ 144.55
Number of Share Options, Share Options outstanding at the end of the year	7,013	7,060
Weighted average exercise price, Share Options outstanding at the end of the year	$ 166.28	$ 166.14
Number of Share Options, Share Options exercisable at the end of the year	5,869	4,141
Weighted average exercise price, Share Options exercisable at the end of the year	$ 165.58	$ 163.8